Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance, December 31 at Dec. 31, 2012	$ 34,295	$ 22,485	$ 5,391	$ (6,734)	$ 55,437
Balance, December 31 (in Shares) at Dec. 31, 2012	2,181,763
Net income		7,028			7,028
Comprehensive income (loss)			(7,628)		(7,628)
Common stock issuance, net of issuance cost ($139)	$ 74				74
Common stock issuance, net of issuance cost ($139) (in Shares)	13,320
Dividend reinvestment and purchase plan, amount	$ 736				736
Dividend reinvestment and purchase plan, shares (in Shares)	25,751
Stock options exercised	$ (126)	49			(77)
Stock options exercised (in Shares)	1,000
Cash dividends		(2,097)			(2,097)
Balance, December 31 at Dec. 31, 2013	$ 34,979	27,465	(2,237)	(6,734)	53,473
Balance, December 31 (in Shares) at Dec. 31, 2013	2,221,834
Net income		7,180			7,180
Comprehensive income (loss)			4,785		4,785
Dividend reinvestment and purchase plan, amount	$ 590				590
Dividend reinvestment and purchase plan, shares (in Shares)	19,791
Stock options exercised	$ (50)				$ (50)
Stock options exercised (in Shares)					11,223
Stock-based compensation	$ 10				$ 10
Stock-based compensation (in Shares)	400
Cash dividends		(2,121)			(2,121)
Balance, December 31 at Dec. 31, 2014	$ 35,529	32,524	2,548	(6,734)	$ 63,867
Balance, December 31 (in Shares) at Dec. 31, 2014	2,242,025				2,052,495
Net income		6,865			$ 6,865
Comprehensive income (loss)			(153)		(153)
Purchase of treasury stock (196,635 shares)				(6,784)	(6,784)
Dividend reinvestment and purchase plan, amount	$ 651				651
Dividend reinvestment and purchase plan, shares (in Shares)	20,393
Stock options exercised	$ (7)				$ (7)
Stock options exercised (in Shares)	400				2,175
Stock-based compensation	$ 18				$ 18
Stock-based compensation (in Shares)	585
Cash dividends		(2,153)			(2,153)
Balance, December 31 at Dec. 31, 2015	$ 36,191	$ 37,236	$ 2,395	$ (13,518)	$ 62,304
Balance, December 31 (in Shares) at Dec. 31, 2015	2,263,403				1,877,238